Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Amortized cost of sales (in Dollars)	$ 27,650		$ 26,808	$ 25,514
Unamortized cost (in Dollars)				$ 112
Estimated useful lives of the assets	5.00%				5.00%
Intangible asset use ful life	7 years				7 years
Impairment Charges (in Dollars)	$ 1,199
Underpayment of taxes	14,300	¥ 100,000
Bank deposit	71,500				¥ 500,000
Cash held in bank (in Dollars)	$ 241,092		$ 196,652
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation rate	6.9931		7.2993		6.9931
Foreign currency average translation rates	7.1875		7.1957	7.0809	7.1875
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation rate	1		1		1
Foreign currency average translation rates	1		1	1	1
Customer Concentration Risk [Member] | Vendor Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	41.00%	41.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	22.00%	22.00%	24.00%	25.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	22.00%	22.00%	24.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	17.00%	17.00%	21.00%	17.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	20.00%	20.00%	22.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	16.00%	16.00%	16.00%	13.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	19.00%	19.00%	16.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	16.00%	16.00%	15.00%	12.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	14.00%	14.00%	13.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.00%	10.00%	11.00%
Supplier Concentration Risk [Member] | Vendor One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	44.00%	44.00%	53.00%
Supplier Concentration Risk [Member] | Vendor Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			27.00%
Supplier Concentration Risk [Member] | Vendor Three [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			11.00%